Note 34 - Income Taxes - After Offsetting, Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
After Offsetting, Deferred Tax Assets and Liabilities
Presented as deferred tax assets	€ 5,986	€ 7,230
Presented as deferred tax liabilities	545	512
Net deferred tax assets	€ 5,441	€ 6,718